Components of other comprehensive loss (income) (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Movement on the Components of the Other Comprehensive Loss
The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the years ended December 31,
	2019		2020		2021
Controlling interest:
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	Ps.	883,409	Ps.	(1,952,414)	Ps.	4,560,869
Translation effect of foreign entities		(34,010,066)		(13,558,774)		(4,837,206)
Translation effect by discontinued operations		—		—		(829,163)
Remeasurement of defined benefit plan, net of deferred taxes		(29,153,554)		(10,026,454)		11,100,835
Asset’s revaluation surplus net of deferred taxes		—		64,835,155		—
Non-controlling interest of the items above		(1,908,304)		14,165,249		(2,135,886)

Other comprehensive (loss) income	Ps.	(64,188,515)	Ps.	53,462,762	Ps.	7,859,449